Fair Value Measurements - Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures (Detail) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
6.375% Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated rate	6.375%
6.375% Senior Notes | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 0	$ 328,333
6.375% Senior Notes | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	0	327,525
Junior Subordinated Debentures | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	0	123,295
Junior Subordinated Debentures | Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 0	$ 128,022